Fair Value Measurements - Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities (Details) - Level 3 [Member] - Return of capital subscription shares liability [Member]	9 Months Ended
Sep. 30, 2025 USD ($)
Fair Value Measurements - Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities (Details) [Line Items]
Fair Value as of beginning balance
Initial measurement on August 11, 2025	164,000
Change in fair value	(16,400)
Fair Value as of ending balance	$ 147,600